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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ];  Amendment Number:
   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JVL Advisors, L.L.C.
Address:  717 Texas Ave., Suite 3000
          Houston, Texas  77002

Form 13F File Number: 028-10616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John V. Lovoi
Title:       Co-Manager
Phone:       713-238-2050

Signature, Place, and Date of Signing:

/s/ John V. Lovoi              Houston, Texas                    May 4, 2004
     [Signature]                [City, State]                       [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $2,596 (thousands)



List of Other Included Managers:

None
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ENERGAS RES INC CMN            COM              2314969         22    45000 SH       SOLE                    45000
ADAMS RES & ENERGY INC COM NEW COM              006351308      178    14000 SH       SOLE                    14000
CHAPARRAL RES INC COM PAR $0.1 COM              159420306       20    17800 SH       SOLE                    17800
EXXON MOBIL CORP               COM              30231g102      208     5000 SH       SOLE                     5000
GASCO ENERGY INC COM           COM              367220100       75    38900 SH       SOLE                    38900
HARVEST NATURAL RES COM        COM              41754v103      351    24000 SH       SOLE                    24000
MAGELLAN PETE CORP COM         COM              559091301      160    97400 SH       SOLE                    97400
MIRANT CORPCMN                 COM              604675108        8    20000 SH       SOLE                    20000
PETROKAZAHKSTAN INC COM        COM              71649p102      352    12500 SH       SOLE                    12500
PLAINS EXPL AND PRODCTN        COM              726505100      224    12000 SH       SOLE                    12000
QUANTA SERVICES INC            COM              74762e102      106    15000 SH       SOLE                    15000
RPC INC COM                    COM              749660106      195    17500 SH       SOLE                    17500
SASOL LTD SPONSORED ADR        COM              803866300      179    11500 SH       SOLE                    11500
TOREADOR RES CORP COM          COM              891050106      226    45400 SH       SOLE                    45400
USEC INC                       COM              90333e108      253    30000 SH       SOLE                    30000
VAALCO ENERGY INC COM NEW      COM              91851c201       39    20000 SH       SOLE                    20000